GOODWILL, Testing for impairment of goodwill (Details)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Key assumptions applied in impairment testing [Abstract]
Projection period used in revenue growth assumption	3 years
Average revenue growth rate	7.90%	5.60%	6.70%
Average gross margin	26.20%	25.50%	18.70%
Discount rate	13.20%	10.60%	11.50%
Terminal growth rate	5.00%	5.00%	5.00%